Liabilities Subject to Compromise - 10K (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Liabilities Subject to Compromise [Abstract]
Liabilies subject to compromise
As of December 31, 2015 Liabilities Subject to Compromise consisted of the following:
	December 31, 2015
Accounts payable - pre-petition	$834,219
Accrual- PharmAthene Litigation	205,400,068	(1)
Other accrued expenses - pre-petition	737,883
Total	$206,972,170
(1) Includes a $3.2 million accrual at December 31, 2015 for reimbursement of PharmAthene attorney's fees and expert fees, against which there is a $2.7 million surety bond that has cash collaterization of $1.3 million.

As of December 31, 2015 and 2014, Liabilities Subject to Compromise consisted of the following:

	December 31, 2015	December 31, 2014
Deferred revenue	$—	$203,696,194
Accounts payable - pre-petition	834,219	3,502,607
Accrual - PharmAthene Litigation	205,400,068	191,046,416	(1)
Other accrued expenses - pre-petition	737,883	794,750
Total	$206,972,170	$399,039,967

Reorganization items
Reorganization Items, net:

Reorganization items reflect expenses in connection with the chapter 11 case. For the three and six months ended June 30, 2016 and 2015, reorganization items consisted of expenses through the Effective Date of the Plan:
	Three months ended		Six Months Ended
	2016	2015	2016	2015
Legal fees	$273,436	$1,628,603	$1,951,381	$2,830,395
Professional fees	34,293	505,243	1,732,521	1,069,739
Trustee fees	20,000	13,000	33,000	26,000
Other	—	3,135	—	5,672
Totals	327,729	2,149,981	3,716,902	3,931,806

Reorganization Items, net:

As of December 31, 2015 and 2014, reorganization items consisted of the following:

	December 31, 2015	December 31, 2014
Legal fees	$5,719,052	$1,806,701
Professional fees	2,027,827	225,360
Trustee fees	59,000	17,875
Other	5,672	76,600
Total	$7,811,551	$2,126,536